Trade and Other Receivables	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 9 — Trade and other receivables

	June 30, 2023	December 31, 2022
	EUR	EUR
Trade receivables – outside parties	97,953	32,252
Trade receivables – related parties	-	4,409
	97,953	36,661

The credit period on rendering of service to outside parties is based on ordinary course of businesses.

Loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. As at end of reporting period, management considers the ECL for trade and other receivables is insignificant.

As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

As at June 30, 2023, approximately 60% of the Group’s trade receivable arose from 1 customer, FC Akron.